CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive income
Balance at Dec. 31, 2014				$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,669,308	$ (343,215,476)	$ 17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100
Net loss								(18,135,897)
Other comprehensive income									52,074
Stock option compensation							315,273
Fair value of options exercised				461,256			(461,256)
Equity Units converted to shares		100	(100)
Warrant expiration					543,915	(543,915)
Equity component - convertible notes					18,209,066
Common shares issued for:
Option exercises				679,990
Option exercises (in shares)		369,500
Balance at Dec. 31, 2015	$ (19,855,927)			290,467,418	30,435,625	$ 0	20,523,325	(361,351,373)	69,078
Balance (in shares) at Dec. 31, 2015		76,447,147	0
Common shares issued for:
Private placement, net of costs				34,108,113
Private placement, net of costs (in shares)		8,562,500
Option exercises				4,175,875
Option exercises (in shares)		2,286,500
Note conversions (Note 11)				10,254,732	(4,711,725)
Note conversions (Note 11) (in shares)		2,414,457
Balance at Dec. 31, 2016				342,190,645	$ 25,723,900		17,353,725	(382,897,065)	443,173
Balance (in shares) at Dec. 31, 2016		89,710,604	0
Balance at Dec. 31, 2016	$ 2,814,378
Common shares issued for:
Net loss								$ (21,545,692)
Other comprehensive income									$ 374,095
Stock option compensation							14,907
Fair value of options exercised				$ 3,184,507			$ (3,184,507)